Business Combinations - Supplemental Pro Forma Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue	$ 161,562	$ 202,166
Net loss	$ (149,528)	(190,829)
BAF Technologies Inc [Member]
Business Acquisition [Line Items]
Revenue		171,281	$ 181,972
Net loss		$ (189,448)	$ (100,946)